Other Financial Liabilities and Other Liabilities	12 Months Ended
Dec. 31, 2023
Miscellaneous liabilities [abstract]
Other Financial Liabilities and Other Liabilities
25. OTHER FINANCIAL LIABILITIES AND OTHER LIABILITIES
Other financial liabilities and other liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Other financial liabilities:
Accounts payable	6,001,858	10,188,192
Accrued expenses	3,219,349	4,339,314
Borrowings from trust accounts	3,475,118	5,207,791
Agency business revenue	213,845	271,946
Foreign exchange payables	822,446	887,817
Domestic exchange settlement credits	4,631,921	1,386,697
Lease liabilities	319,161	334,456
Other miscellaneous financial liabilities	4,148,621	3,520,039
Present value discount	(20,451)	(21,247)

Sub-total	22,811,868	26,115,005

Other liabilities:
Unearned income	351,633	390,455
Other miscellaneous liabilities	338,524	413,442

Sub-total	690,157	803,897

Total	23,502,025	26,918,902